Total Gross Realized Gains and Gross Realized Losses from Sale of Investment Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains	$ 1,039,793	$ 459,934	$ 715,223
Gross realized losses	616,405
Available-for-sale Securities, Gross Realized Gain (Loss), Total	$ 423,388	$ 459,934	$ 715,223